Voyage Expenses And Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Voyage Expenses And Vessel Operating Expenses (Abstract)
Voyage Expenses And Vessel Operating Expenses (Table Text Block)

	For the years ended December 31,
	2012	2011	2010
Voyage expenses:
Commissions	$1,752	$1,844	$1,279
Bunkers	3,921	8,400	4,295
Port expenses	-	1,390	1,412
Other	(5)	96	23
Total	$5,668	$11,730	$7,009

Vessel operating expenses:
Crew costs and related costs	$13,230	$2,963	$551
Insurance expense	2,830	784	69
Spares, repairs, maintenance and other expenses	2,231	390	269
Stores and lubricants	3,115	651	112
Management fees	21,784	29,279	28,294
Vetting, insurances, spares and repairs (Note 4)	1,850	1,237	1,966
Other operating expenses	720	161	34
Total	$45,760	$35,465	$31,295